Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class A
Trading Symbol	SDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.97%
[1]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Western Asset Income Fund returned  4.64%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	4.64	2.15	3.38
Class A (with sales charge)	0.63	1.27	2.93
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,357,105
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 1,669,259
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class C
Trading Symbol	LWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.71%
[5]
Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Western Asset Income Fund returned  3.87%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	3.87	1.41	2.65
Class C (with sales charge)	2.89	1.41	2.65
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,357,105
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 1,669,259
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class C1
Trading Symbol	SDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$150	1.47%
[9]
Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C1 shares of Western Asset Income Fund returned  4.13%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C1	4.13	1.70	2.95
Class C1 (with sales charge)	3.15	1.70	2.95
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
[10]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,357,105
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 1,669,259
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class I
Trading Symbol	SDSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$68	0.66%
[13]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class I shares of Western Asset Income Fund returned  4.97%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class I	4.97	2.43	3.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,357,105
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 1,669,259
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class IS
Trading Symbol	WAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$62	0.60%
[17]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class IS shares of Western Asset Income Fund returned  5.03%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class IS	5.03	2.49	3.77
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,357,105
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 1,669,259
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Amount represents less than -0.005%.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Amount represents less than -0.005%.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	Amount represents less than -0.005%.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Amount represents less than -0.005%.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Amount represents less than -0.005%.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.